CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share-Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2021	$ 1,760,120	$ 10,255,369	$ 4,738,007	$ (2,419)	$ (13,230,837)
Changes in equity
Net loss for the year	(21,521,237)	0	0	0	(21,521,237)
Exchange differences arising on translation into presentation currency	(593,912)	0	0	(593,912)	0
Total comprehensive loss for the year	(22,115,149)	0	0	(593,912)	(21,521,237)
Issue of shares - share placement	17,604,000	17,604,000	0	0	0
Issue of shares - exercise of options	2,261,225	2,353,704	(92,479)	0	0
Share issue costs	(430,805)	(430,805)	0	0	0
Share-based payment expense	8,340,328	0	8,340,328	0	0
Ending balance at Jun. 30, 2022	7,419,719	29,782,268	12,985,856	(596,331)	(34,752,074)
Changes in equity
Net loss for the year	(17,444,754)	0	0	0	(17,444,754)
Exchange differences arising on translation into presentation currency	(411,913)	0	0	(411,913)	0
Total comprehensive loss for the year	(17,856,667)	0	0	(411,913)	(17,444,754)
Issue of shares - share placement	29,637,300	29,637,300	0	0	0
Issue of shares - exercise of options	284,645	477,156	(192,511)	0	0
Issue of shares - conversion of RSUs	0	167,487	(167,487)	0	0
Issue of shares - conversion of rights	0	216,007	(216,007)	0	0
Issue of shares to consultant	0	350,000	(350,000)	0	0
Share issue costs	(1,511,182)	(1,865,970)	354,788	0	0
Share-based payment expense	2,589,413	0	2,589,413	0	0
Ending balance at Jun. 30, 2023	20,563,228	58,764,248	15,004,052	(1,008,244)	(52,196,828)
Changes in equity
Net loss for the year	(21,843,646)	0	0	0	(21,843,646)
Exchange differences arising on translation into presentation currency	(170,014)	0	0	(170,014)	0
Total comprehensive loss for the year	(22,013,660)	0	0	(170,014)	(21,843,646)
Issue of shares - share placement	45,740,157	45,740,157	0	0	0
Issue of shares - exercise of options	2,591,565	4,335,005	(1,743,440)	0	0
Issue of shares - conversion of RSUs	0	225,734	(225,734)	0	0
Issue of shares - conversion of rights	0	2,757,730	(2,757,730)	0	0
Issue of shares to Blacksand	2,000,000	2,000,000	0	0	0
Issue of shares to consultant	0	470,000	(470,000)	0	0
Share issue costs	(1,333,236)	(1,333,236)	0	0	0
Expiry of employee rights	0	0	(158,424)	0	158,424
Share-based payment expense	3,791,541	0	3,791,541	0	0
Ending balance at Jun. 30, 2024	$ 51,339,595	$ 112,959,638	$ 13,440,265	$ (1,178,258)	$ (73,882,050)